Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (6,089)	$ (7,454)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	271	283
Non-cash interest and exchange rate differences, net	(79)	523
Fair value adjustment of warrants’ liability		(6)
Share in equity loss of joint venture	126	45
Share-based compensation	715	513
Changes in operating assets and liabilities:
Increase in prepaid expenses and receivables	(171)	(154)
Decrease (increase) in inventory	(528)	331
Increase (decrease) in trade payables	(32)	96
Increase in other payables and deferred revenue	286	557
Net cash used in operating activities	(5,501)	(5,266)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(6)	(9)
Investment in joint venture	(169)	(87)
Installation of a production facility	(4)	(91)
Participation of Israeli Innovation Authority in production facility investment		57
Restricted deposit funded	(4)	(5)
Net cash used in investing activities	(183)	(135)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, preferred shares and warrants	6,662	3,729
Fund raising and issuance costs	(188)	(381)
Payments of royalty liability	(20)
Net cash provided by financing activities	6,454	3,348
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	770	(2,053)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	13	83
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF PERIOD	4,945	4,130
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF PERIOD	5,728	2,160
Investing and financing activities not involving cash flows
Recognition (derecognition) of operating lease liability and right-of-use asset	(18)	109
Deemed dividend for down-round adjustments	8,576
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the CONDENSED CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	5,689	2,127
Restricted bank deposits	39	33
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 5,728	$ 2,160

[1]	Post reverse splits of shares – see Note 5A.